BALANCE SHEET (Parenthetical)	Dec. 31, 2021 $ / shares shares
Preferred stock, par value, (per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common shares, shares authorized (in shares)	36,326,815
Common shares, shares issued (in shares)	2,106,934
Common shares, shares outstanding	2,106,934
Common shares, par value (usd per share) | $ / shares	$ 0.0001
Temporary equity, shares issued (in shares)	29,521,810
Temporary equity, shares outstanding (in shares)	29,521,810
Common stock subject to possible redemption, par value | $ / shares	$ 0.0001
Class A Common stock
Common shares, shares authorized (in shares)	280,000,000
Temporary Equity, Redemption Price Per Share | $ / shares	$ 10.00
Common shares, par value (usd per share) | $ / shares	$ 0.0001
Temporary equity, shares outstanding (in shares)	15,000,000
Common stock subject to possible redemption, par value | $ / shares	$ 0.0001
Class A Common Stock Subject to Redemption
Temporary Equity, Redemption Price Per Share | $ / shares	10.00
Common shares, par value (usd per share) | $ / shares	$ 0.0001
Temporary equity, shares issued (in shares)	15,000,000
Temporary equity, shares outstanding (in shares)	15,000,000
Common stock subject to possible redemption, par value | $ / shares	$ 0.0001
Class A Common Stock Not Subject to Redemption
Common shares, shares issued (in shares)	0
Common shares, shares outstanding	0
Class B Common Stock
Common shares, shares authorized (in shares)	20,000,000
Common shares, shares issued (in shares)	3,750,000
Common shares, shares outstanding	3,750,000
Common shares, par value (usd per share) | $ / shares	$ 0.0001